Taxation - Cash paid for income taxes (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Taxation
China	¥ 114,615
Germany
Taxation
Foreign	12,579
Other countries
Taxation
Foreign	¥ 16,905